ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2026
ASSETS HELD FOR SALE [Abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
As at June 30, 2026, assets held for sale include the following:
U.S. Renewables Portfolio
During the first quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 2.3 GW portfolio of operating solar and wind assets in the United States for proceeds of approximately $1.3 billion ($316 million net to Brookfield Renewable). On May 29, 2026, Brookfield Renewable, together with its institutional partners, completed the sale of a 67% interest in a 2.1 GW portfolio. The remaining interest in the portfolio has been recognized as an equity-accounted investment and continues to be included within assets held for sale, refer to Note 3 - Disposal of assets, for more details. Subsequent to the quarter, the company, together with institutional partners, completed the sale of the remaining 33% interest in the 2.1 GW portfolio, refer to Note 22 - Subsequent events, for more details.
A 246 MW portfolio of solar assets continues to be wholly owned by Brookfield Renewable, alongside its institutional partners, and included within assets held for sale.
U.S. Hydroelectric Portfolio
During the second quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to the sale of its remaining 50% interest in a 403 MW portfolio of operating hydroelectric assets in the United States for proceeds of up to $522 million ($249 million net to Brookfield Renewable). This portfolio forms part of a broader 448 MW portfolio of hydroelectric assets, which includes an additional 45 MW of operating hydroelectric assets that were subject to a separate purchase and sale agreement and were recognized as held for sale as at December 31, 2025. On June 29, 2026, Brookfield Renewable, together with its institutional partners, completed the sale of a 25% interest in the 403 MW portfolio, Brookfield Renewable continues to consolidate the 403 MW portfolio and the combined portfolio continues to be included within assets held for sale, refer to Note 3 - Disposal of assets, for more details. As at June 30, 2026 the combined portfolio had a post-tax accumulated revaluation surplus of $827 million ($106 million net to Brookfield Renewable) that would be reclassified to equity upon disposition and the combined portfolio had $474 million ($56 million net to Brookfield Renewable) of accumulated depreciation.
Colombian Renewables Portfolios
During the second quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 218 MW portfolio of operating hydroelectric and solar assets in Colombia for proceeds of approximately COP1,610 billion ($424 million) (COP601 billion ($152 million) net to Brookfield Renewable). As at June 30, 2026, the portfolio had a post-tax accumulated revaluation surplus of $174 million ($65 million net to Brookfield Renewable) that would be reclassified to equity upon disposition.
During the second quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 39 MW portfolio of operating hydroelectric assets in Colombia for proceeds of approximately COP612 billion ($167 million) (COP228 billion ($62 million) net to Brookfield Renewable). As at June 30, 2026, the portfolio had a post-tax accumulated revaluation surplus of $96 million ($36 million net to Brookfield Renewable) that would be reclassified to equity upon disposition.
European Renewables Portfolio
During the second quarter of 2026, Brookfield Renewable, together with its institutional partners, agreed to the sale of a 420 MW portfolio of operating wind and solar assets in Europe for proceeds of approximately €352 million ($408 million) (€65 million ($76 million) net to Brookfield Renewable). As at June 30, 2026, the portfolio had a post-tax accumulated revaluation surplus of $124 million ($26 million net to Brookfield Renewable) that would be reclassified to equity upon disposition.
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	U.S. Hydroelectric Portfolio	U.S. Renewables Portfolio	Colombian Renewables Portfolio	European Renewables Portfolio	June 30, 2026	December 31, 2025
Assets
Cash and cash equivalents	$36	$—	$—	$28	$64	$79
Restricted cash	—	7	—	—	7	88
Trade receivables and other current assets	9	7	2	22	40	94
Financial instrument assets	2	4	—	18	24	160
Equity-accounted investments	—	394	—	—	394	—
Property, plant and equipment, at fair value(1)	1,795	501	859	803	3,958	5,582
Goodwill	—	—	25	—	25	—
Deferred income tax assets	1	—	—	—	1	—
Other long-term assets	—	20	—	1	21	139
Assets held for sale	$1,843	$933	$886	$872	$4,534	$6,142
Liabilities
Current liabilities	$9	$19	$—	$12	$40	$99
Non-recourse borrowings	752	273	—	265	1,290	2,359
Financial instrument liabilities	19	73	—	—	92	1,095
Deferred income tax liabilities	5	—	236	111	352	73
Provisions	—	4	1	14	19	203
Other long-term liabilities	5	26	4	74	109	192
Liabilities directly associated with assets held for sale	$790	$395	$241	$476	$1,902	$4,021
(1)Changes in fair value of $145 million have been recorded through other comprehensive income, see Note 8 - Property, plant and equipment for more details.
During the second quarter of 2026, Brookfield Renewable, together with its institutional partners, mutually agreed with a counterparty not to proceed with the sale of a 633 MW operating solar asset in India. As a result, the asset no longer meets the criteria under IFRS 5, Non-current Assets Held for Sale and Discontinued Operations. Brookfield Renewable continues to consolidate this asset.